CONVERTIBLE NOTE, NET - Summary of warrants activity (Detail) - shares		6 Months Ended
	Jul. 22, 2020	Mar. 31, 2022	Mar. 31, 2021
Number of shares, Beginning balance		58,627	21,913
Number of shares, Ending balance		99,211	39,144
Weighted average life, Beginning balance		4 years 3 months	4 years 10 months 2 days
Weighted average life, Grants	5 years
Weighted average life, Ending balance		4 years 1 month 20 days	4 years 6 months
Warrant Expiry Date October 14, 2025 [Member]
Number of shares, Grants			963
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 14, 2025
Warrant Expiry Date October 20, 2025 [Member]
Number of shares, Grants			2,770
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 20, 2025
Warrant Expiry Date October 29, 2025 [Member]
Number of shares, Grants			3,124
Weighted average life, Grants			5 years
Expiration dates, Grants			Oct. 29, 2025
Warrant Expiry Date December 15, 2025 [Member]
Number of shares, Grants			5,744
Weighted average life, Grants			5 years
Expiration dates, Grants			Dec. 15, 2025
Warrant Expiry Date February 25, 2026 [Member]
Number of shares, Grants			4,630
Weighted average life, Grants			5 years
Expiration dates, Grants			Feb. 25, 2026
Warrant Expiry Date October 19, 2026 [Member]
Number of shares, Grants		1,705
Weighted average life, Grants		5 years
Expiration dates, Grants		Oct. 19, 2026
Warrant Expiry Date November 1, 2026 [Member]
Number of shares, Grants		2,184
Weighted average life, Grants		5 years
Expiration dates, Grants		Nov. 01, 2026
Warrant Expiry Date November 29, 2026 [Member]
Number of shares, Grants		1,939
Weighted average life, Grants		5 years
Expiration dates, Grants		Nov. 29, 2026
Warrant Expiry Date December 10, 2026 [Member]
Number of shares, Grants		2,127
Weighted average life, Grants		5 years
Expiration dates, Grants		Dec. 10, 2026
Warrant Expiry Date January 6, 2027 [Member]
Number of shares, Grants		3,801
Weighted average life, Grants		5 years
Expiration dates, Grants		Jan. 06, 2027
Warrant Expiry Date January 27, 2027 [Member]
Number of shares, Grants		13,385
Weighted average life, Grants		5 years
Expiration dates, Grants		Jan. 27, 2027
Warrant Expiry Date March 1, 2027 [Member]
Number of shares, Grants		7,412
Weighted average life, Grants		5 years
Expiration dates, Grants		Mar. 01, 2027
Warrant Expiry Date March 31, 2027 [Member]
Number of shares, Grants		8,031
Weighted average life, Grants		5 years
Expiration dates, Grants		Mar. 31, 2027